Investments in subsidiaries and associates	12 Months Ended
Sep. 30, 2018
Investments in subsidiaries and associates
Investments in subsidiaries and associates

Note 35. Investments in subsidiaries and associates

Accounting policy

Subsidiaries

Westpac’s subsidiaries are entities which it controls and consolidates as it is exposed to, or has rights to, variable returns from the entity, and can affect those returns through its power over the entity.

When the Group ceases to control a subsidiary, any retained interest in the entity is remeasured to fair value, with any resulting gain or loss recognised in the income statement.

Changes in the Group’s ownership interest in a subsidiary which do not result in a loss of control are accounted for as transactions with equity holders in their capacity as equity holders.

In the Parent Entity’s financial statements, investments in subsidiaries are initially recorded at cost and are subsequently held at the lower of cost and recoverable amount.

All transactions between Group entities are eliminated on consolidation.

Associates

Associates are entities in which the Group has significant influence, but not control, over the operating and financial policies. The Group accounts for associates using the equity method. The investments are initially recognised at cost (except where recognised at fair value due to a loss of control of a subsidiary), and increased (or decreased) each year by the Group’s share of the associate’s profit (or loss). Dividends received from the associate reduce the investment in associate.

Overseas companies predominantly carry on business in the country of incorporation. For unincorporated entities, ‘Country of Incorporation’ refers to the country where business is carried on. The financial years of all controlled entities are the same as that of Westpac unless otherwise stated. From time to time, the Group consolidates a number of unit trusts where the Group has variable returns from its involvement with the trusts, and has the ability to affect those returns through its power over the trusts. These unit trusts are excluded from the table.

The following table includes the material controlled entities of the Group as at 30 September 2018.

Name	Country of Incorporation	Name	Country of Incorporation
Advance Asset Management Limited	Australia	Westpac Equity Holdings Pty Limited	Australia
Asgard Capital Management Limited	Australia	Westpac Financial Services Group Limited	Australia
Asgard Wealth Solutions Limited	Australia	Westpac General Insurance Limited	Australia
BT Financial Group Pty Limited	Australia	Westpac General Insurance Services Limited	Australia
BT Funds Management Limited	Australia	Westpac Lenders Mortgage Insurance Limited	Australia
BT Portfolio Services Limited	Australia	Westpac Life Insurance Services Limited	Australia
Capital Finance Australia Limited	Australia	Westpac Securities Limited	Australia
Crusade ABS Series 2016-1 Trust	Australia	Westpac Securitisation Holdings Pty Limited	Australia
Crusade ABS Series 2017-1 Trust	Australia	BT Funds Management (NZ) Limited	New Zealand
Crusade ABS Series 2017-1P Trust	Australia	Westpac Financial Services Group-NZ-Limited	New Zealand
Crusade Trust No.2P of 2008	Australia	Westpac Life-NZ-Limited	New Zealand
Hastings Funds Management Limited	Australia	Westpac New Zealand Group Limited	New Zealand
Series 2008-1M WST Trust	Australia	Westpac New Zealand Limited	New Zealand
Series 2014-1 WST Trust	Australia	Westpac NZ Covered Bond Limited1	New Zealand
Series 2014-2 WST Trust	Australia	Westpac NZ Securitisation Limited1	New Zealand
Series 2015-1 WST Trust	Australia	Westpac Securities NZ Limited	New Zealand
St.George Finance Limited	Australia	Westpac Term Pie Fund2	New Zealand
St.George Motor Finance Limited	Australia	Westpac Bank-PNG-Limited	Papua New Guinea
Westpac Covered Bond Trust	Australia

1The Group indirectly owns 19% of Westpac NZ Covered Bond Limited (WNZCBL) and Westpac NZ Securitisation Limited (WNZSL), however, due to contractual and structural arrangements both WNZCBL and WNZSL are considered to be controlled entities within the Group.

2The Group has funding agreements in place with this entity and is deemed to have exposure to the associated risks and rewards. The entity is consolidated as the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

The following controlled entities have been granted relief from compliance with the balance date synchronisation provisions in the Corporations Act 2001:

▪	Westpac Cash PIE Fund;

▪	Westpac Notice Saver PIE Fund; and

▪	Westpac Term PIE Fund.

The following material controlled entities are not wholly owned:

Percentage Owned	2018	2017
St.George Motor Finance Limited	75.0%	75.0%
Westpac Bank-PNG-Limited	89.9%	89.9%
Westpac NZ Covered Bond Limited	19.0%	19.0%
Westpac NZ Securitisation Limited	19.0%	19.0%

Non-controlling interests

Details of the balance of non-controlling interests are set out in Note 32. There are no non-controlling interests that are material to the Group.

Significant restrictions

There were no significant restrictions on the ability to transfer cash or other assets, pay dividends or other capital distributions, provide or repay loans and advances between the entities within the Group subject to local regulatory requirements. There were also no significant restrictions on Westpac’s ability to access or use the assets and settle the liabilities of the Group resulting from protective rights of non-controlling interests.

Associates

There are no associates that are material to the Group.

On 26 May 2017, the Group sold 60 million shares of Pendal Group Limited, which reduced the Group’s ownership to approximately 10%. Following completion of the sale, the remaining interest in Pendal Group Limited was reclassified to available-for-sale securities.

The following table summarises the financial information of Pendal Group Limited and reconciles the summarised financial information to the carrying amount of the Group’s 29.0% investment in Pendal Group Limited as at 26 May 2017 immediately prior to the sale. The table also summarises the gain recognised on the sale of the Group’s interest in Pendal Group Limited as well as the fair value of the remaining interest in Pendal Group Limited initially recognised in available-for-sale securities.

Consolidated	Period ended
$m	26 May 2017
Summarised results
Revenue for the period	262
Net profit for the period	90
Other comprehensive income for the period	11

Total comprehensive income (100%)	101

Group’s share of net profit1	26
Equity accounting adjustments	(13)

Group’s share in net profit recognised in the income statement	13
Group’s share of other comprehensive income1	4
Tax effect on Group’s share of other comprehensive income	(1)

Share of total comprehensive income recognised by the Group	16

Dividends received from associates during the period	22
Summarised balance sheet
Total assets	887
Total liabilities	(122)

Total net assets (100%)	765

Group’s share of total net assets1	222
Fair value adjustments (including notional goodwill) on acquisition (net of amortisation)	491

Carrying amount of interest in Pendal Group Limited2	713

Carrying amount of interest in Pendal Group Limited sold	(471)
Carrying amount of remaining interest reclassified to available-for-sale securities	(242)

Remaining interest in Pendal Group Limited accounted for under equity method	-

Fair value of remaining interest reclassified to available-for-sale securities	375
Proceeds from sale of Pendal Group Limited interest, net of transaction costs	630
Amount of reserves recycled to profit or loss	(13)

Gain on sale of interest in Pendal Group Limited	279

Fair value of investment	n/a

1Represents the Group’s share of Pendal (26 May 2017: 29.0%).
2The amount disclosed as at 26 May 2017 represented the carrying value of interest in Pendal immediately prior to the sale.

Changes in ownership of subsidiaries

Businesses disposed during the year ending 30 September 2018

Westpac sold its interest in a number of Hastings offshore subsidiaries to Northill Capital. Completion of the sale of the US and UK entities occurred on 28 February 2018 and completion of the Singapore entity occurred on 23 March 2018, with a total loss of $9 million recognised in non-interest income. The total cash consideration received, net of transaction costs and cash held, was $9 million.

Businesses disposed during the year ending 30 September 2017

No businesses were sold in the year ended 30 September 2017.

Businesses disposed during the year ending 30 September 2016

Pacific Islands

Westpac sold its banking operations in Solomon Islands and Vanuatu to the Bank of South Pacific Limited (BSP). Settlement occurred on 30 October 2015 and 1 July 2016 respectively, with a gain of $1 million recognised in non-interest income.

The total cash consideration paid, net of transaction costs and cash held, was $104 million.

Details of the assets and liabilities over which control was lost are provided in Note 41.